UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS Capital Growth Fund
	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 12.6%
Auto Components 2.2%
Autoliv, Inc. (a)	220,739	17,316,974
BorgWarner, Inc.* (a)	241,514	19,511,916

		36,828,890
Hotels Restaurants & Leisure 4.1%
Darden Restaurants, Inc.	423,911	21,093,811
McDonald's Corp.	250,055	21,084,638
Starwood Hotels & Resorts Worldwide, Inc.	463,342	25,965,686

		68,144,135
Multiline Retail 1.5%
Dollar General Corp.* (a)	288,642	9,782,077
Nordstrom, Inc.	345,143	16,201,013

		25,983,090
Specialty Retail 2.9%
Dick's Sporting Goods, Inc.*	491,276	18,889,562
Limited Brands, Inc. (a)	778,168	29,920,560

		48,810,122
Textiles, Apparel & Luxury Goods 1.9%
NIKE, Inc. "B"	360,954	32,478,641
Consumer Staples 6.3%
Beverages 1.5%
PepsiCo., Inc.	353,984	24,931,093
Food & Staples Retailing 3.1%
Costco Wholesale Corp.	305,514	24,819,957
Wal-Mart Stores, Inc. (a)	350,929	18,648,367
Whole Foods Market, Inc.	133,008	8,439,358

		51,907,682
Food Products 1.7%
Kellogg Co. (a)	511,963	28,321,793
Energy 12.6%
Energy Equipment & Services 5.0%
Halliburton Co.	256,132	13,062,732
National Oilwell Varco, Inc.	358,054	28,003,403
Oil States International, Inc.*	165,923	13,258,907
Schlumberger Ltd.	342,535	29,595,024

		83,920,066
Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp.	336,371	25,819,838
EOG Resources, Inc. (a)	260,087	27,192,096
Exxon Mobil Corp.	286,252	23,295,188
Marathon Oil Corp.	246,479	12,984,514
Occidental Petroleum Corp.	242,650	25,245,306
Plains Exploration & Production Co.*	358,763	13,676,045

		128,212,987
Financials 4.5%
Capital Markets
Ameriprise Financial, Inc.	190,496	10,987,809
Charles Schwab Corp.	766,397	12,607,231
Morgan Stanley	766,666	17,640,985
T. Rowe Price Group, Inc. (a)	557,375	33,632,007

		74,868,032
Health Care 9.9%
Biotechnology 3.7%
Amgen, Inc.*	151,389	8,833,548
Celgene Corp.* (a)	602,377	36,335,381
Gilead Sciences, Inc.*	419,519	17,372,282

		62,541,211
Health Care Equipment & Supplies 1.5%
CareFusion Corp.*	470,822	12,792,234
Edwards Lifesciences Corp.*	146,201	12,745,803

		25,538,037
Health Care Providers & Services 3.7%
Express Scripts, Inc.* (a)	643,729	34,748,491
McKesson Corp. (a)	319,955	26,764,236

		61,512,727
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.*	272,597	17,552,521
Industrials 16.0%
Aerospace & Defense 3.5%
TransDigm Group, Inc.*	207,448	18,917,183
United Technologies Corp.	456,461	40,401,363

		59,318,546
Commercial Services & Supplies 0.9%
Stericycle, Inc.* (a)	177,258	15,797,233
Electrical Equipment 3.1%
AMETEK, Inc.	604,659	27,149,189
Roper Industries, Inc. (a)	293,375	24,438,137

		51,587,326
Machinery 6.0%
Dover Corp.	227,641	15,434,060
Meritor, Inc.* (a)	626,875	10,055,075
Navistar International Corp.*	339,503	19,168,340
Parker Hannifin Corp.	430,980	38,676,145
SPX Corp.	208,796	17,259,077

		100,592,697
Road & Rail 2.5%
Norfolk Southern Corp.	553,747	41,492,263
Information Technology 30.1%
Communications Equipment 3.8%
QUALCOMM, Inc.	944,303	53,626,967
Riverbed Technology, Inc.*	241,289	9,552,632

		63,179,599
Computers & Peripherals 8.7%
Apple, Inc.*	281,385	94,452,503
EMC Corp.* (a)	1,873,693	51,620,242

		146,072,745
Internet Software & Services 1.1%
Google, Inc. "A"*	35,504	17,978,515
IT Services 4.2%
Accenture PLC "A"	440,486	26,614,164
International Business Machines Corp.	132,716	22,767,430
VeriFone Systems, Inc.*	485,755	21,543,234

		70,924,828
Semiconductors & Semiconductor Equipment 3.2%
Intel Corp. (a)	1,653,820	36,648,651
Skyworks Solutions, Inc.*	769,022	17,672,126

		54,320,777
Software 9.1%
Adobe Systems, Inc.*	268,094	8,431,556
Check Point Software Technologies Ltd.* (a)	328,476	18,673,861
Concur Technologies, Inc.* (a)	267,238	13,380,607
Microsoft Corp.	1,439,240	37,420,240
Oracle Corp.	1,740,550	57,281,500
Solera Holdings, Inc. (a)	305,572	18,077,640

		153,265,404
Materials 5.6%
Chemicals 3.4%
Huntsman Corp.	1,855,823	34,982,264
The Mosaic Co.	314,907	21,328,651

		56,310,915
Containers & Packaging 0.7%
Owens-Illinois, Inc.*	475,401	12,270,100
Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc.	481,410	25,466,589
Telecommunication Services 1.6%
Wireless Telecommunication Services
American Tower Corp. "A"*	512,697	26,829,434

Total Common Stocks (Cost $1,264,067,889)		1,666,957,998
Securities Lending Collateral 19.6%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $329,251,312)	329,251,312	329,251,312
Cash Equivalents 1.8%
Central Cash Management Fund, 0.11% (b) (Cost $29,677,222)	29,677,222	29,677,222

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,622,996,423) †	120.6	2,025,886,532
Other Assets and Liabilities, Net	(20.6)	(345,441,738)

Net Assets	100.0	1,680,444,794

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,627,462,795.  At June 30, 2011, net unrealized appreciation  for all securities based on tax cost was $398,423,737.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $422,302,760 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,879,023.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2011 amounted to $326,588,859 which is 19.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,666,957,998	$—	$—	$1,666,957,998
Short-Term Investments(d)	358,928,534	—	—	358,928,534
Total	$2,025,886,532	$—	$—	$2,025,886,532

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011